UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    Form N-4


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.                                                  [ ]
                                        ---------

Post-Effective Amendment No.               72       (File No. 2-29081)      [X]
                                        ---------

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No.                              33       (File No. 811-1653)     [X]
                                        ---------

                        (Check appropriate box or boxes.)

                        IDS Life Variable Annuity Fund A
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                           (Exact Name of Registrant)

                           IDS Life Insurance Company
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                               (Name of Depositor)

70100 AXP Financial Center, Minneapolis, MN                                55474
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(Address of Depositor's Principal Executive Offices)                  (Zip Code)

Depositor's Telephone Number, including Area Code                 (612) 671-3678
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      Mary Ellyn Minenko, 50607 AXP Financial Center, Minneapolis, MN 55474
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                     (Name and Address of Agent for Service)

It  is proposed that this filing will become effective (check appropriate box)
  [ ]  immediately  upon  filing  pursuant to  paragraph  (b)
  [ ]  on (date) pursuant to paragraph (b)
  [ ]  60 days after filing pursuant to paragraph (a)(1)
  [X]  on April 29, 2005 pursuant to paragraph (a)(1) of rule 485

If appropriate, check the following box:
   [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Prospectus


April 29, 2005


IDS Life

Variable Annuity Fund A

INDIVIDUAL SINGLE PAYMENT IMMEDIATE COMBINATION FIXED/VARIABLE ANNUITY CONTRACT

INDIVIDUAL SINGLE PAYMENT DEFERRED COMBINATION  FIXED/VARIABLE ANNUITY CONTRACT

INDIVIDUAL FLEXIBLE PAYMENT DEFERRED COMBINATION FIXED/VARIABLE ANNUITY
CONTRACT

INDIVIDUAL FLEXIBLE PAYMENT DEFERRED COMBINATION FIXED/VARIABLE ANNUITY CONTRACT FOR EMPLOYER PLANS

Issued by:     IDS Life Insurance Company (IDS Life)
               70100 AXP Financial Center
               Minneapolis, MN 55474
               Telephone: (800) 862-7919
               Account: IDS Life Variable Annuity Fund A

New IDS Life Variable Annuity Fund A contracts are not currently being offered.

This prospectus contains information that you should know before investing. A prospectus is also available for AXP(R) Variable Portfolio - Core Equity Fund. Please read the prospectuses carefully and keep them for future reference.

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

An investment in this contract is not a deposit of a bank or financial institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. An investment in this contract involves investment risk including the possible loss of principal.

A Statement of Additional Information (SAI), dated the same date as this prospectus, is incorporated by reference into this prospectus. It is filed with the SEC, and is available without charge by contacting IDS Life at the telephone number and address listed above. The table of contents of the SAI is on the last page of this prospectus. The SEC maintains an Internet site. This prospectus, the SAI and other information about the contract are available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov).

Variable annuities are complex investment vehicles. Be sure to ask your sales representative about the contract's features, benefits, risks and fees.

This prospectus provides a general description of the contract. Your actual contract, and any riders or endorsements, are the controlling documents.

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1   IDS LIFE VARIABLE ANNUITY FUND A -- PROSPECTUS

IDS Life has not authorized any person to give any information or to make any representations regarding the contract other than those contained in this prospectus or the fund prospectus. Do not rely on any such information or representations.

IDS Life and its affiliated insurance companies offer several different annuities that your sales representative may be authorized to offer to you. Each annuity has different features and benefits that may be appropriate for you based on your financial situation and needs, your age and how you intend to use the annuity. The different features and benefits may include the investment and fund manager options, variations in interest rate amount and guarantees, credits, surrender charge schedules and access to annuity account values. The fees and charges may also be different between each annuity.

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2   IDS LIFE VARIABLE ANNUITY FUND A -- PROSPECTUS

Table of Contents

Key Terms                                                                   4

The Contract in Brief                                                       6

Expense Summary                                                             8

Condensed Financial Information (Unaudited)                                10

Financial Statements                                                       10

The Variable Account and the Fund                                          10

The Fixed Account                                                          11

Buying Your Contract                                                       12

Charges                                                                    14

Valuing Your Investment                                                    16

Making the Most of Your Contract                                           17

Surrenders                                                                 19

Making Temporary Withdrawals on Your Contract                              19

Changing Ownership                                                         20

Benefits in Case of Death                                                  21

The Annuity Payout Period                                                  21

Taxes                                                                      23

Voting Rights                                                              25

About the Service Providers                                                26

Table of Contents of the
   Statement of Additional Information                                     27


CORPORATE REORGANIZATION

On Feb. 1, 2005, American Express Company announced plans to pursue a spin-off of 100% of the common stock of American Express Financial Corporation (AEFC). AEFC is the parent company of IDS Life Insurance Company (IDS Life). IDS Life issues the variable annuity contract(s) described in the prospectus.

The spin-off of AEFC, expected to be completed in the third quarter of 2005, is subject to certain regulatory and other approvals, as well as final approval by the board of directors of American Express Company.

Upon completion of the spin-off, AEFC will be a publicly traded company separate from American Express Company. AEFC will continue to own all the outstanding stock of IDS Life and will replace American Express Company as the ultimate control person of IDS Life.


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3   IDS LIFE VARIABLE ANNUITY FUND A -- PROSPECTUS

Key Terms

These terms can help you understand details about your contract.

Accumulation unit: A measure of the value of the variable account before annuity payouts begin.

Accumulation value: The total value of your deferred contract before we deduct any applicable charges.

Annuitant: The person on whose life or life expectancy the annuity payouts are based.

Annuity payouts: An amount paid at regular intervals under one of several plans.

Assumed investment rate: The rate of return we assume your investments will earn when we calculate your initial annuity payout amount using the annuity table in your deferred contract. The standard assumed investment rate we use is 5% but you may request we substitute a different assumed investment rate.

Beneficiary: The person you designate to receive benefits in case of the annuitant's death while the contract is in force.

Close of business: The time the New York Stock Exchange (NYSE) closes (4 p.m. Eastern time unless the NYSE closes earlier).

Contract: An annuity contract that provides for lifetime or other forms of payouts beginning at a specified time. This prospectus describes the following types of individual non-qualified contracts:

o  a single payment immediate contract;

o  a single payment deferred contract;

o  a flexible payment deferred contract; and

o a flexible payment deferred contract for non-qualified retirement or deferred compensation plans or programs adopted by an employer.

Contract year: A period of 12 months, starting on the effective date of your contract and on each anniversary of the effective date.

Fixed account: An account to which you may allocate purchase payments or transfers. Amounts you allocate to this account earn interest at rates that we declare periodically.

Fund: The investment option under your contract. You may allocate your purchase payments or transfers into the variable account investing in shares of this fund.

IDS Life: In this prospectus, "we," "us," "our" and "IDS Life" refer to IDS Life Insurance Company.

Owner (you, your): The person who controls the contract (decides on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. The owner is responsible for taxes, regardless of whether he or she receives the contract's benefits.

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4   IDS LIFE VARIABLE ANNUITY FUND A -- PROSPECTUS

If the contract was purchased by an employer in connection with a deferred compensation plan, the employer is the exclusive owner of all rights under the contract. When the contract refers to the employer as "an annuitant," it is solely for purposes of identification. We pay all funds payable under the contract to the employer. We do not issue certificates to any employee of an employer who has entered into a deferred compensation agreement. Any employee participating in a deferred compensation plan should refer to the deferred compensation agreement with the employer for information on any additional charges in connection with the plan.

Retirement date: The date when annuity payouts are scheduled to begin.

Surrender value: The amount you are entitled to receive if you make a full surrender from your deferred contract. It is the accumulation value minus any applicable charges.

Valuation date: Any normal business day, Monday through Friday, on which the NYSE is open, up to the close of business. At the close of business, the next valuation date begins. We calculate the accumulation unit value of the variable account on each valuation date. If we receive a purchase payment or any transaction request (such as a transfer or surrender request) at our home office before the close of business, we will process the payment or transaction using the accumulation unit value we calculate on the valuation date we received the payment or transaction request. On the other hand, if we receive the purchase payment or transaction request at our home office at or after the close of business, we will process the payment or transaction using the accumulation unit value we calculate on the next valuation date. If you make a transaction request by telephone (including by fax), you must have completed your transaction by the close of business in order for us to process it using the accumulation unit value we calculate on that valuation date. If you were not able to complete your transaction before the close of business for any reason, including telephone service interruptions or delays due to high call volume, we will process your transaction using the accumulation unit value we calculate on the next valuation date.

Variable account: A separate account to which you may allocate purchase payments; it invests in shares of one fund. The value of your investment in the variable account changes with the performance of the fund.

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5   IDS LIFE VARIABLE ANNUITY FUND A -- PROSPECTUS

The Contract in Brief

Purpose: The purpose of the contract is to provide money for retirement. Under the contract, you can allocate one or more purchase payments to the fixed account and/or variable account. Beginning at a specified time in the future called the retirement date, the contract provides lifetime or other forms of payout on a fixed or variable basis, or a combination of both.

Accounts: Currently, you may allocate your purchase payments between:

o the variable account that invests in a fund whose investment objective is long-term growth of capital. The value of the variable account varies with the performance of the fund in which it invests. We cannot guarantee that the value at the retirement date will equal or exceed the total purchase payments you allocate to the variable account. (p. 10)

o the fixed account, which earns interest at a rate that we adjust periodically. (p. 11)

Buying your contract: We no longer offer new contracts. (p. 12)

Purchase payments:

o Under the individual single payment immediate contract, you made an initial purchase payment of at least $3,000. You cannot make additional purchase payments under this contract;

o Under the individual single payment deferred contract, you made an initial purchase payment of at least $3,000. You cannot make additional purchase payments under this contract;

o Under the individual flexible payment deferred contract, you may make 10 or more annual purchase payments of at least $300 per year. Total purchase payments must equal at least $3,000 by your retirement date; and

o Under the individual flexible payment deferred contract for use in connection with non-qualified retirement or deferred compensation plans or programs adopted by an employer, you may make an annual purchase payment. The payment must be at least $300 per year if your retirement date is 10 years or more from your application date. If your retirement date is less than 10 years from your application date, total purchase payments must equal at least $3,000 by your retirement date. (p. 13)

Transfers: Under a deferred contract, before the retirement date, you may give us written or telephone instructions to transfer the accumulation value between the fixed account and the variable account, subject to certain restrictions. You also may establish automated transfers between the accounts under any procedures that may currently be in effect. (p. 17)

Surrenders: You may surrender all or part of a deferred contract any time before the retirement date by giving us written or telephone instructions, subject to certain restrictions. You also may establish automated partial surrenders. You will pay income tax on the taxable part of your surrender and you may have to pay an IRS penalty tax if you surrender part or all of your contract before reaching age 59 1/2. You should consult a tax advisor before making a surrender request. (p. 19)

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6   IDS LIFE VARIABLE ANNUITY FUND A -- PROSPECTUS

Changing ownership: If the contract was not purchased by an employer in connection with a deferred compensation plan, you may change ownership of your annuity by written instruction, but this may have federal income tax consequences.

If the contract was purchased by an employer in connection with a deferred compensation plan, the employer is the exclusive owner of all rights under the contract. (p. 20)

Benefits in case of death: Under a deferred contract, if the annuitant dies before annuity payouts begin and while the contract is in force, we will pay the beneficiary an amount at least equal to the accumulation value of the contract. (p. 21)

Annuity payouts: You can select how you want annuity payouts made and when they are to begin. You may choose from a variety of plans to make sure that payouts continue as long as you like. We can make payouts on a fixed or variable basis, or both. (p. 21)

Taxes: Your contract generally grows tax deferred until you surrender it or begin to receive payouts. (Under certain circumstances, IRS penalty taxes may apply.) Even if you direct payouts to someone else, you will be taxed on the income. You pay taxes on the payouts you receive under an immediate annuity contract. (p. 23)

Limitations on use of contract: If mandated by applicable law, including, but not limited to, federal anti-money laundering laws, we may be required to reject a purchase payment. We may also be required to block your access to accumulation values. Under these circumstances we may refuse to implement requests for transfers, surrenders, withdrawals or death benefits, until instructions are received from the appropriate governmental authority.

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7   IDS LIFE VARIABLE ANNUITY FUND A -- PROSPECTUS

Expense Summary

The following tables describe the fees and expenses that are paid when buying and owning the contract. The first table describes the fees and expenses that you paid at the time that you bought the contract. There is no charge for a full or partial surrender of your deferred contract. State premium taxes also may be deducted.

CONTRACT OWNER TRANSACTION EXPENSES

Sales and Administrative Charge

(Deductions from purchase payments. There are no sales charges on the repayment of a withdrawal.)

         Single payment contract
                                                              Total charge
         Part of the                                        as percentage of
         total purchase                                      total purchase
         payment                                                 payment
         First $15,000                                             8.0%
         Next $10,000                                              5.0
         Over $25,000                                              2.0

         Flexible payment contract
                                                               Total charge
                                                             as percentage of
         Amount equivalent to stated                         total purchase
         annual payment amount                                   payment
         1st stated annual payment                                20.0%
         2nd and 3rd stated annual payment                        18.0
         4th stated annual payment                                 7.0
         5th and after stated annual payment                       4.0

         Employer plan -- flexible payment contract
                                                              Total charge
         Part of the                                        as percentage of
         total purchase                                      total purchase
         payment                                                 payment
         First $10,000                                             5.75%
         Next $40,000                                              4.0
         Excess over $50,000                                       2.0

Temporary Withdrawal Charge

2% of your withdrawal at the time of the temporary withdrawal.

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8   IDS LIFE VARIABLE ANNUITY FUND A -- PROSPECTUS

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including fund fees and expenses.

ANNUAL VARIABLE ACCOUNT EXPENSES

(As a percentage of average daily variable account value)

Mortality and expense risk assurance fee                           1%

ANNUAL OPERATING EXPENSES OF THE FUND

The next table describes the total operating expenses of the fund. This table shows the fees and expenses charged by the fund that you may pay periodically during the time that you own the contract. More detail concerning the fund's fees and expenses is contained in the prospectus for the fund.

Total annual operating expense for the fund

(As a percentage of average daily net assets)

                                                                                   Gross total
                                                  Management   12b-1    Other        annual
                                                     fees      fees    expenses     expenses
AXP(R) Variable Portfolio - Core Equity Fund         .40%      .00%      .00%         .40%

Examples

These examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include your sales and administrative charge, variable account annual expenses and fund fees and expenses.

These examples assume that you invest $10,000 in a contract for the time periods indicated. These examples also assume that your investment has a 5% return each year and assume the maximum fees and expenses of the fund. Although your actual costs may be higher or lower, based on these assumptions, whether or not the contract is annuitized or surrendered at the end of the applicable time periods, your costs would be:

                                                1 year     3 years     5 years    10 years
Single payment contract(a)                      $  931      $1,208     $1,505      $2,350
Flexible payment contract
(other than employer plan contracts)(b)          2,114       2,355      2,613       3,348
Employer plan - flexible payment contract(c)       709         993      1,298       2,163

(a) Includes an upfront sales charge of 6%, and an upfront administrative charge of 2%.

(b) Includes an upfront first year sales charge of 18%, and an upfront administrative charge of 2%. Also assumes that the first year $10,000 installment payment is invested as a lump sum.

(c) Includes an upfront sales charge of 3.75%, and an upfront administrative charge of 2%.

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9   IDS LIFE VARIABLE ANNUITY FUND A -- PROSPECTUS

Condensed Financial Information

(Unaudited)

The following table gives per-unit information about the financial history of the variable account. The date in which operations commenced in the variable account is noted in parentheses.

Variable account charges of 1.00% of the daily net assets of the variable account.

IDS Life Variable Annuity Fund A (5/10/1968)


Year ended Dec. 31,                                         2004      2003      2002       2001      2000
Accumulation unit value at beginning of period                       $18.61    $24.54     $30.54    $32.26
Accumulation unit value at end of period                             $23.72    $18.61     $24.54    $30.54
Number of accumulation units outstanding
at end of period (000 omitted)                                       10,133    11,167     12,676    13,806
                                                                     ------    ------     ------    ------

Year ended Dec. 31,                                         1999      1998      1997       1996      1995
Accumulation unit value at beginning of period             $24.53    $20.91    $17.04     $13.93    $10.27
Accumulation unit value at end of period                   $32.26    $24.53    $20.91     $17.04    $13.93
Number of accumulation units outstanding
at end of period (000 omitted)                             15,045    16,299    17,871     18,939    20,132
                                                           ------    ------    ------     ------    ------


Financial Statements

You can find our audited financial statements and the audited financial statements of the variable account in the SAI.

The Variable Account and the Fund

The variable account: The variable account was established under Minnesota law and is registered as a unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the contract are general obligations of IDS Life.

The variable account meets the definition of a separate account under federal securities laws. We credit or charge income, capital gains and capital losses of the variable account only to that variable account. State insurance law prohibits us from charging the variable account with liabilities of any other variable account or of our general business. The variable account's net assets are held in relation to the contracts described in this prospectus.

We intend to comply with all federal tax laws so that the contract continues to qualify as an annuity for federal income tax purposes. We reserve the right to modify the contract as necessary to comply with any new tax laws.

The fund: You may allocate purchase payments and transfers to the variable account that invests in shares of AXP(R) Variable Portfolio - Core Equity Fund. The fund was established on March 18, 2004. The fund's investment objective is long-term growth of capital. The fund invests primarily in U.S. common stocks of companies with market capitalization of at least $5 billion. American Express Financial Corporation (AEFC) is the investment adviser.

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10   IDS LIFE VARIABLE ANNUITY FUND A -- PROSPECTUS

The fund underlying the contract in which the variable account invests may have a name, portfolio manager, objective, strategies and characteristics that are the same or substantially similar to those of a publicly traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly traded retail mutual fund. The underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of the underlying fund may differ significantly from any publicly traded retail mutual fund.

The investment adviser cannot guarantee that the fund will meet its investment objective. Please read the fund's prospectus for facts you should know before investing. The fund's prospectus is available by contacting us at the address or telephone number on the first page of this prospectus.

The fund intends to comply with the diversification requirements under Section 817(h) of the Internal Revenue Code of 1986, as amended (the Code).

The Fixed Account

You also may allocate purchase payments and transfers to the fixed account. We back the principal and interest guarantees relating to the fixed account. These guarantees are based on our continued claims-paying ability. The value of the fixed account increases as we credit interest to the account. Purchase payments and transfers to the fixed account become part of our general account. We credit interest daily and compound it annually. The interest rate we apply to each purchase payment or transfer to the fixed account is guaranteed for one year. Thereafter, we will change the rates from time to time at our discretion. These rates will be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing the contract, the rates currently in effect for new and existing company annuities, product design, competition, and our revenues and expenses.

We are not required to register interests in the fixed account with the SEC. The SEC staff does not review the disclosures in this prospectus on the fixed account. Disclosures regarding the fixed account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. (See "Making the Most of Your Contract" for restrictions on transfers involving the fixed account.)

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11   IDS LIFE VARIABLE ANNUITY FUND A -- PROSPECTUS

Buying Your Contract

New contracts are not currently being offered.

This prospectus describes the following types of individual non-qualified annuities:

o Single payment -- immediate contract. You made a single purchase payment. Annuity payouts started within 60 days after we approved your application.

o Single payment -- deferred contract. You made a single purchase payment. Annuity payouts are deferred until some future date.

o Flexible payment -- deferred contract. You make purchase payments in installments over one or more years. Annuity payouts begin at some future date after you have paid all installments.

o Employer plan -- flexible payment -- deferred contract. This contract was offered for sale in connection with an employer plan that, as of Dec. 8, 1981, had already purchased one or more annuity contracts. These plans or programs are not intended to qualify under Sections 401, 403, or 408 of the Code. Your purchase payment for this contract is made by a number of annual payments.

The owner has all rights and may receive all benefits under the contract. If the contract was purchased by an employer in connection with a deferred compensation plan, the employer is the exclusive owner of all rights under the contract.

We applied the initial purchase payment within two business days after we received it at our home office. However, we will credit additional purchase payments to the accounts on the valuation date we receive them. If we receive an additional purchase payment at our home office before the close of business, we will credit any portion of that payment allocated to the variable account using the accumulation unit value we calculate on the valuation date we received the payment. If we receive an additional purchase payment at our home office at or after the close of business, we will credit any portion of that payment allocated to the variable account using the accumulation unit value we calculate on the next valuation date after we received the payment.

THE RETIREMENT DATE

Annuity payouts are scheduled to begin on the retirement date.

For a single payment immediate contract, you selected the retirement date on your application. The retirement date was no later than 60 days after the application date.

For a single payment deferred contract, you selected the retirement date on your application. The retirement date was at least 60 days after the application date. You can change the retirement date at any time not less than 30 days before annuity payouts are to begin.

For a flexible payment deferred contract, you selected the retirement date on your application. You can change the retirement date at any time not less than 30 days before annuity payouts are to begin.

For an employer plan -- flexible payment deferred contract, the retirement date must be at least so many years after the application date that the number of years multiplied by the annual purchase payment equals or exceeds $3,000. You can change the retirement date at any time not less than 30 days before annuity payouts are to begin.

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12   IDS LIFE VARIABLE ANNUITY FUND A -- PROSPECTUS

For all contracts the retirement date must come before (whichever is later):

o  the contract anniversary nearest the annuitant's 75th birthday, or

o  the 30th contract anniversary.

BENEFICIARY

Under a deferred contract, if death benefits become payable before the retirement date while the contract is in force and before annuity payouts begin, we will pay your named beneficiary all or part of the accumulation value. If there is no named beneficiary, then you or your estate will be the beneficiary. (See "Benefits in Case of Death" for more about beneficiaries.)

PURCHASE PAYMENTS

o Under a single payment immediate contract, you made an initial purchase payment of at least $3,000. You cannot make additional purchase payments under this contract.

o Under a single payment deferred contract, you made an initial purchase payment of at least $3,000. You cannot make additional purchase payments under this contract.

o Under a flexible payment deferred contract, you may make 10 or more purchase payments of at least $300 per year. Total purchase payments must equal at least $3,000 by your retirement date. If paying by installments under a scheduled payment plan, the minimum allowable purchase payment is $25 per month or $11.54 biweekly. We may limit the total purchase payments you can make, but will not do so until you have paid in $100,000 for one annuitant. You may not make additional purchase payments after the retirement date or the contract anniversary date nearest the annuitant's 75th birthday, whichever comes first.

o Under an employer plan -- flexible payment deferred contract for use in connection with non-qualified retirement or deferred compensation plans or programs adopted by an employer, you may make purchase payments of at least $300 per year if your retirement date is 10 years or more from your application date. If your retirement date is less than 10 years from your application date, total purchase payments must equal at least $3,000 by your retirement date.

HOW TO MAKE PURCHASE PAYMENTS

1 By letter

Send your check, along with your name and contract number to:

IDS Life Insurance Company
70100 AXP Financial Center
Minneapolis, MN 55474

2 By scheduled payment plan

Your sales representative can help you set up:

o  automatic payroll deductions or another group billing arrangement; or

o  a bank authorization.

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13   IDS LIFE VARIABLE ANNUITY FUND A -- PROSPECTUS

Charges

COMBINED SALES AND ADMINISTRATIVE CHARGE

We charge this fee for establishing and maintaining your records and to pay for service in connection with your contract.

Sales and Administrative Charge

(Deductions from purchase payments. The net amount invested is total purchase payments minus the deduction for the sales and administrative charge. There are no sales charges on the repayment of a withdrawal.)

Single payment contract
                                                                 Total charge      Total deduction
Part of the                        Deduction   Deduction for   as percentage of   as percentage of
total purchase                     for sales  administrative    total purchase       net amount
payment                             charge        charge            payment           invested
First $15,000                         6.0%          2.0%              8.0%             8.70%
Next $10,000                          4.0           1.0               5.0              5.26
Over $25,000                          1.5           0.5               2.0              2.04

Flexible payment contract
                                                                 Total charge      Total deduction
                                   Deduction   Deduction for   as percentage of   as percentage of
Amount equivalent to stated        for sales  administrative    total purchase       net amount
annual payment amount               charge        charge            payment           invested
1st stated annual payment            18.0%          2.0%             20.0%            25.00%
2nd and 3rd stated annual payment    16.0           2.0              18.0             21.95
4th stated annual payment             5.0           2.0               7.0              7.53
5th and after stated annual payment   2.0           2.0               4.0              4.17

Employer plan -- flexible payment contract
                                                                 Total charge      Total deduction
Part of the                        Deduction   Deduction for   as percentage of   as percentage of
total purchase                     for sales  administrative    total purchase       net amount
payment                             charge        charge            payment           invested
First $10,000                        3.75%          2.0%             5.75%             6.10%
Next $40,000                          2.0           2.0               4.0              4.17
Excess over $50,000                   0.5           1.5               2.0              2.04

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14   IDS LIFE VARIABLE ANNUITY FUND A -- PROSPECTUS

MORTALITY AND EXPENSE RISK ASSURANCE FEE

We charge this fee daily to your variable account. The unit values of your variable account reflect this fee and it totals 1% of the variable account's average daily net assets on an annual basis. This fee covers the mortality and expense risk that we assume. Approximately two-thirds of this amount is for our assumption of mortality risk, and one-third is for our assumption of expense risk. This fee does not apply to the fixed account.

Mortality risk arises because of our guarantee to pay a death benefit and to make annuity payouts according to the terms of the contract, no matter how long a specific annuitant lives and no matter how long our entire group of annuitants live. If, as a group, annuitants outlive the life expectancy we assumed in our actuarial tables, then we must take money from our general assets to meet our obligations. If, as a group, annuitants do not live as long as expected, we could profit from the mortality risk assurance fee.

Expense risk arises because we cannot increase the sales and administrative charge and this charge may not cover our expenses. We would have to make up any deficit from our general assets. We could profit from the expense risk assurance fee if future expenses are less than expected.

The variable account pays us the mortality and expense risk assurance fee it accrues as follows:

o first, to the extent possible, the variable account pays this fee from any dividends distributed from the fund in which it invests;

o then, if necessary, the fund redeems shares to cover any remaining fees payable.

We may use any profits we realize from the variable account's payment of the mortality and expense risk assurance fee for any proper corporate purpose.

SURRENDER CHARGE
There is no charge for surrendering all or part of your contract.

WITHDRAWAL CHARGE

We will charge you 2% of your withdrawal at the time of withdrawal in order to cover our administrative costs.

PREMIUM TAXES

Certain state and local governments impose premium taxes on us (up to 3.5%). These taxes depend upon the state of residence or the state in which the contract was sold. Currently, we deduct any applicable premium taxes when annuity payouts begin, but we reserve the right to deduct this tax at other times such as when purchase payments are made or when you surrender your contract.

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15   IDS LIFE VARIABLE ANNUITY FUND A -- PROSPECTUS

Valuing Your Investment

We value your accounts as follows:

FIXED ACCOUNT

We value the amounts allocated to the fixed account directly in dollars. The fixed account value equals:

o the sum of your purchase payments and transfer amounts allocated to the fixed account;

o  plus interest credited; and

o  minus the sum of amounts surrendered and amounts transferred out.

VARIABLE ACCOUNT

We convert amounts you allocate to the variable account into accumulation units. Each time you make a purchase payment or transfer into the variable account, we credit a certain number of accumulation units to your contract for that account. Conversely, we subtract a certain number of accumulation units from your contract each time you take a partial surrender or withdrawal or you transfer amounts out of the variable account.

The accumulation units are the true measure of investment value in the variable account during the accumulation period. They are related to, but not the same as, the net asset value of the fund in which the account invests.

The dollar value of each accumulation unit can rise or fall daily depending on variable account expenses, performance of the fund and on certain fund expenses. Here is how we calculate accumulation unit values:

Number of units: to calculate the number of accumulation units for the variable account we divide your investment by the current accumulation unit value.

Accumulation unit value: the current accumulation unit value for the variable account equals the last value times the account's current investment factor.

We determine the investment factor by:

o adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

o  dividing that sum by the previous adjusted net asset value per share; and

o subtracting the percentage factor representing the mortality and expense risk assurance fee from the result.

Because the net asset value of the fund may fluctuate, the accumulation unit value may increase or decrease. You bear all the investment risk in the variable account.

Factors that affect variable account accumulation units: accumulation units may change in two ways -- in number and in value.

The number of accumulation units you own may fluctuate due to:

o  additional purchase payments you allocate to the variable account;

o  transfers into or out of the variable account;

o  partial surrenders; and/or

o  withdrawals.

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16   IDS LIFE VARIABLE ANNUITY FUND A -- PROSPECTUS

Accumulation unit values will fluctuate due to:

o  changes in fund's net asset value;

o  dividends distributed to the variable account;

o  capital gains or losses of the fund;

o  fund operating expenses; and/or

o  mortality and expense risk assurance fees.

SPLITTING UNITS

We can split accumulation units. We will do so only if it is in the best interests of the contract owner and IDS Life.

Making the Most of Your Contract

AUTOMATED PARTIAL SURRENDERS AND TRANSFERS

We currently allow deferred contract owners to establish automated partial surrenders of accumulation values. You can establish automated partial surrenders through a one-time written or telephone request to us.

The minimum partial surrender amount is $50. You can make the surrender on a monthly, quarterly, semiannual or annual basis. You may start or stop this service at any time, but you must give us 30 days' notice to change any automated surrender instructions that are currently in place. Automated partial surrenders are subject to all of the other contract provisions and terms including provisions relating to the transfer of money between accounts. Automated partial surrenders are not available for 1969 Series contracts that were issued prior to May 1971.

The balance in your account from which you make an automated partial surrender must be sufficient to satisfy your instructions. If not, we will suspend your entire automated arrangement until the balance is adequate. If we must suspend your arrangement for six months, we reserve the right to discontinue the arrangement in its entirety.

Automated partial surrenders may result in income taxes and IRS penalty taxes being applied to all or a portion of the amount surrendered. (See "Surrenders" and "Taxes.") Consult your tax advisor if you have any questions about the taxation of your contract.

Under some contracts, applicable law may restrict automated partial surrenders. When automated partial surrenders are in effect, additional purchase payments may not be appropriate and, therefore, are not permitted.

You also may be able to make automated transfers from the variable account to the fixed account according to any automated transfer procedures that are currently in effect. Please contact your sales representative for more information.

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17   IDS LIFE VARIABLE ANNUITY FUND A -- PROSPECTUS

TRANSFERRING BETWEEN ACCOUNTS


Under a deferred contract, you can transfer accumulation values of at least $250 from the variable account to the fixed account or from the fixed account to the variable account once each contract year. This right ends 30 days before annuity payouts begin. Currently, we do not intend to limit the number of transfers from the variable account to the fixed account; however, we limit transfers from the fixed account to the variable account to once each contract year on the contract anniversary date.

Market timing is frequent or short-term trading activity. Market timing may adversely impact the performance of an underlying fund in which a variable account invests by preventing portfolio managers from fully investing the assets of the fund, diluting the value of shares, or increasing the fund's transaction costs. The variable account invests in shares of only one fund. Due to the transfer restrictions between the fixed account and the variable account, a contract owner may not engage in frequent or short-term trading under this contract, thereby mitigating the risks of market timing. For this reason, market timing monitoring procedures have not been established with respect to this contract. However, if we determine, in our sole discretion, that your transfer activity constitutes market timing, we reserve the right to modify, restrict or suspend your transfer privileges to the extent permitted by applicable law.


You may make your request to us in writing or by any other method acceptable to us. We will process your transfer on the valuation date we receive your request. If we receive your transfer request at our home office before the close of business, we will process your transfer using the accumulation unit value we calculate on the valuation date we received your transfer request. If we receive your transfer request at our home office at or after the close of business, we will process your transfer using the accumulation unit value we calculate on the next valuation date after we received your transfer request. There is no charge for transfers. Before making a transfer, you should consider the risks involved in changing investments.

HOW TO REQUEST A TRANSFER OR SURRENDER

1 By letter

Send your name, contract number, Social Security Number or Taxpayer Identification Number (TIN)* and signed request for a transfer or surrender to:

IDS Life Insurance Company
70100 AXP Financial Center
Minneapolis, MN 55474


* Failure to provide your Social Security Number or your TIN may result in mandatory tax withholding on the taxable portion of the distribution.


2 By phone

Call between 7 a.m. and 10 p.m. Central time:
(800) 862-7919

TTY service for the hearing impaired:
(800) 285-8846

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18   IDS LIFE VARIABLE ANNUITY FUND A -- PROSPECTUS

We answer telephone requests promptly, but you may experience delays when the call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.

We will honor any telephone transfer or surrender requests that we believe are authentic and we will use reasonable procedures to confirm that they are. This includes asking identifying questions and tape recording calls. As long as we follow the procedures, we (and our affiliates) will not be liable for any loss resulting from fraudulent requests.

Telephone transfers or surrenders are automatically available. You may request that telephone transfers or surrenders not be authorized from your account by writing to us.

Surrenders

You can surrender all or part of your deferred contract any time before the retirement date. You cannot surrender the contract in whole or in part after annuity payouts have started. (See "The Annuity Payout Period - Annuity Payout Plans" and "Making the Most of Your Contract - Automated Partial Surrenders and Transfers.")

You may make your request to us in writing or by any other method acceptable to us. We will process your surrender request on the valuation date we receive it. If we receive your surrender request at our home office before the close of business, we will process your surrender using the accumulation unit value we calculate on the valuation date we received your surrender request. If we receive your surrender request at our home office at or after the close of business, we will process your surrender using the accumulation unit value we calculate on the next valuation date after we received your surrender request. You cannot surrender part of your contract if the remaining accumulation value will be less than $20.

You may receive extra money if our state premium tax liability is reduced as a result of your surrender. If it is, you will receive either the amount of the reduction or the amount already deducted from your purchase payments for premium taxes, whichever is less.

Your surrender may result in adverse tax consequences. Consult a qualified tax advisor before requesting a surrender.

Making Temporary Withdrawals on Your Contract

You may make a request to us in writing to take a temporary withdrawal on your deferred contract any time before the retirement date. The least you can withdraw, including charges, is $250. The most you can withdraw is the sum of your purchase payments less any amounts you previously surrendered. You cannot have more than one temporary withdrawal outstanding at any one time.

You must pay your withdrawal back within two years. We will use your repayment to buy accumulation units at their current price. However, you cannot make a repayment after the retirement date. If you do not pay your withdrawal back within two years, we will regard it as if you surrendered that part of your contract.

How do you repay your withdrawal? Inform us in writing. Otherwise we will use your regular purchase payments toward repayment. What is left after you fully repay your withdrawal will go toward your regular purchase payments. Any amount of your purchase payment left over after repayment must be at least $10.

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19   IDS LIFE VARIABLE ANNUITY FUND A -- PROSPECTUS

o Example: You make a withdrawal of $295 and your next purchase payment is $300. Instead of applying $295 toward the withdrawal and $5 toward the purchase payment, we will apply $290 toward the withdrawal and $10 toward the purchase payment. Now you owe $5 on your withdrawal. We will take out this amount next time you make a payment.

Keep track of all your withdrawals and surrenders. If your accumulation value falls to zero, we will close your account.

RECEIVING PAYMENT

1 By regular or express mail

o  payable to you;

o  mailed to address of record.

NOTE: We will charge you a fee if you request express mail delivery.

2 By wire

o  request that payment be wired to your bank;

o  bank account must be in the same ownership as your contract; and

o  pre-authorization required.

NOTE: We will charge you a fee if you request that payment be wired to your bank. For instructions, please contact your sales representative.

Normally, we will send the payment within seven days after receiving your request. However, we may postpone the payment if:

   -- the surrender amount includes a purchase payment check that has not cleared;

   --  the NYSE is closed, except for normal holiday and weekend closings;

   --  trading on the NYSE is restricted, according to SEC rules;

   -- an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or

   -- the SEC permits us to delay payment for the protection of security holders.

Changing Ownership

You may change ownership of your contract at any time by completing a change of ownership form we approve and sending it to our office. The change will become binding on us when we receive and record it. We will honor a change of ownership request that we believe is authentic and we will use reasonable procedures to confirm authenticity. If we follow these procedures, we will not take responsibility for the validity of the change.

You may incur income tax liability by transferring, assigning or pledging any part of it. (See "Taxes.")

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20   IDS LIFE VARIABLE ANNUITY FUND A -- PROSPECTUS

Benefits in Case of Death

Under a deferred contract, if the annuitant dies before annuity payouts begin and while the contract is in force, we will pay the beneficiary the greater of:

o  the sum of all purchase payments minus surrenders and unrepaid withdrawals;
   or

o  the accumulation value of the contract.

If the annuitant dies on or after the contract anniversary date nearest his or her 75th birthday and while the contract is in force, we will pay only the accumulation value to the beneficiary.

When paying the beneficiary, we will process the death claim on the valuation date our death claim requirements are fulfilled. We will determine the accumulation value using the accumulation unit value we calculate on that valuation date. We pay interest, if any, at a rate no less than required by law.

Death benefit in a lump sum: We may pay all or part of the death benefit to your beneficiary in a lump sum. With certain exceptions, we may deposit this lump sum death benefit payment into a Membership Banking Interest-Checking account on your beneficiary's behalf, unless your beneficiary elects otherwise. This checking account is issued by our affiliate, American Express Bank, FSB and is FDIC insured up to $100,000. Your beneficiary will receive a checkbook to provide access to the death benefit payment.

Annuity payout plan: If the annuitant's death occurs after annuity payouts have begun, we will continue to pay any remaining guaranteed annuity payouts to the beneficiary until the end of the guaranteed period.

The Annuity Payout Period

You have the right to decide how and to whom annuity payouts will be made starting at the retirement date. (See "Buying Your Contract -- The Retirement Date" for information on the determination of the retirement date.) You may select one of the annuity payout plans outlined below, or we may mutually agree on other payout arrangements.

The contract allows you to determine whether we will make payouts on a fixed or variable basis, or a combination of fixed and variable. The amount available for annuity payouts under the plan you select is the accumulation value on your retirement date (less any applicable premium tax).

Amounts of fixed and variable payouts depend on:

o  the annuity payout plan you select;

o  the annuitant's age;

o  the annuity table in the contract; and

o  the amounts allocated to the accounts on the retirement date.

In addition, for variable payouts only, amounts depend on the investment performance of the variable account. These payouts will vary from month to month because the performance of the fund will fluctuate. (Fixed payouts remain the same from month to month.)

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21   IDS LIFE VARIABLE ANNUITY FUND A -- PROSPECTUS

ANNUITY TABLES

The annuity tables in your contract show the amount of the monthly payout for each $1,000 of accumulation value according to the age and, when applicable, the sex of the annuitant. Where required by law, we will use a unisex table of settlement rates.

Schedule A shows the amount of the first monthly variable payout assuming the accumulation value is invested at the beginning of the annuity payout period and earns a 5% rate of return, which is reinvested and helps to support future payouts. If you ask us at least 30 days before the retirement date, we will substitute an annuity table based on any other such rate agreed upon by us and permitted by law. The assumed investment rate affects both the amount of the first payout and the extent to which subsequent payouts increase or decrease. For example, annuity payouts will increase if the investment return is above the assumed investment rate and payouts will decrease if the return is below the assumed investment rate. Using a 5% assumed investment rate instead of a lower assumed investment rate results in a higher initial payout, but later payouts will increase more slowly when annuity unit values rise and decrease more rapidly when they decline.

Schedule B shows the minimum amount of each fixed payout. Amounts in Schedule B are based on the guaranteed annual effective interest rate shown in your contract. We declare current payout rates that we use in determining the actual amount of your fixed payout. The current payout rates will equal or exceed the guaranteed payout rates shown in Schedule B. We will furnish these rates to you upon request.

ANNUITY PAYOUT PLANS

You may have selected on your application how you want annuity payouts made and when the payouts are to begin. If you have a deferred contract, you may change your payout plan at any time at least 30 days before the retirement date.

Here are the plans available for all contracts described in this prospectus:

Plan A: Life annuity -- no refund: We make monthly payouts until the annuitant's death. Payouts end with the last payout before the annuitant's death; we will not make any further payouts. This means that if the annuitant dies after we have made only one monthly payout, we will not make any more payouts.

Plan B: Life annuity with five, ten or 15 years certain: We make monthly payouts until the annuitant's death, with our guarantee that we will make payouts for a period of at least five, ten or 15 years as you elect. This election will determine the length of the payout period to the beneficiary if the annuitant should die before the elected period has expired. We calculate the guaranteed payout period from the retirement date. If the annuitant outlives the elected guaranteed payout period, we will continue to make payouts until the annuitant's death.

Plan C: Life annuity -- installment refund: We make monthly payouts until the annuitant's death, with our guarantee that payouts will continue for some period of time. We will make payouts for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether or not the annuitant is living.

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22   IDS LIFE VARIABLE ANNUITY FUND A -- PROSPECTUS

Plan D: Joint and last survivor life annuity -- no refund or installment refund:
We make monthly payouts while both the annuitant and a joint annuitant are living. If either annuitant dies, we will continue to make monthly payouts at the full amount until the death of the surviving annuitant. Payouts end with the death of the second annuitant unless you ask for the Plan D option. This provides payouts for a guaranteed period described in Plan B or in Plan C above, as you elect.

Annuity payout plan requirements: You have the responsibility for electing a payout plan that complies with your contract and with applicable law. Your contract describes your payout plan options.

A beneficiary of a contract may ask for a lump-sum payout under Plan B or Plan
C. We will not grant the request if you asked us not to.

If you have not selected a plan by at least 30 days before the retirement date, we will make payouts under Plan B with 120 guaranteed monthly payouts. Accumulation values that you have allocated to the fixed account will provide fixed-dollar payouts while the remaining accumulation values will provide variable payouts.

If the value of the contract is less than $2,000 on the retirement date, we may pay the accumulation value in a lump sum.

Taxes

Generally, under current law, your contract has a tax-deferral feature. This means any increase in the value of your contract is taxable to you only when you receive a payout or surrender (however, see detailed discussion below). Any portion of the annuity payouts and any surrenders you request that represent ordinary income normally are taxable. We will send you a tax information reporting form for any year in which we made a taxable distribution according to our records.

Tax law requires that all nonqualified deferred contracts issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when you take distributions from any one of those contracts.

Annuity payouts: A portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment and will not be taxed. Under Annuity Payout Plan A: Life annuity - no refund, where the annuitant dies before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the owner for the last taxable year of the annuitant. Under all other annuity payout plans, where the annuity payouts end before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the taxpayer for the tax year in which the payouts end. (See "Annuity Payout Plans.") All amounts you receive after your investment in the contract is fully recovered will be subject to tax.

Surrenders: If you surrender part or all of your contract before your annuity payouts begin, your surrender will be taxed to the extent that the value of your contract immediately before the surrender exceeds your investment. You also may have to pay a 10% IRS penalty for surrenders of taxable income you make before reaching age 59 1/2 unless certain exceptions apply.

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23   IDS LIFE VARIABLE ANNUITY FUND A -- PROSPECTUS

Withholding: If you receive all or part of the accumulation value, we may deduct withholding against the taxable income portion of the payout. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return.

If the payout is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. As long as you've provided us with a valid Social Security Number or TIN, you can elect not to have any withholding occur.

If the distribution is any other type of payout (such as a partial or full surrender) we compute withholding using 10% of the taxable portion. Similar to above, as long as you have provided us with a valid Social Security Number or TIN, you can elect not to have this withholding occur.

The withholding requirements may differ if we are making the payout to a non-U.S. citizen or if we deliver the payout outside the United States.

Some states also may impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from any payout from which we deduct federal withholding.

Death benefits to beneficiaries: The death benefit under a contract is not tax exempt. Any amount your beneficiary receives that represents previously deferred earnings within the contract is taxable as ordinary income to the beneficiary in the year he or she receives the payouts.

Annuities owned by corporations, partnerships or trusts: Any annual increase in the value of annuities held by such entities generally will be treated as ordinary income received during that year. This provision is effective for purchase payments made after Feb. 28, 1986. However, if the trust was set up for the benefit of a natural person only, the income will remain tax deferred.

Penalties: If you receive amounts from your contract before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received:

o  because of your death;

o  because you become disabled (as defined in the Code); or

o if the payout is part of a series of substantially equal periodic payouts, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and a designated beneficiary).

Transfer of ownership: If you transfer your contract without receiving adequate consideration, the transfer is a gift and also may be treated as a withdrawal for federal income tax purposes. If the gift is a currently taxable event for income tax purposes, the original owner will be taxed on the amount of deferred earnings at the time of the transfer and also may be subject to the 10% IRS penalty discussed earlier. In this case, the new owner's investment in the contract will be the value of the contract at the time of the transfer. In general, this rule does not apply to transfers between spouses. Please consult your tax advisor for further details.

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24   IDS LIFE VARIABLE ANNUITY FUND A -- PROSPECTUS

Collateral assignment: If you collaterally assign or pledge your contract, earnings on purchase payments you made after Aug. 13, 1982 will be taxed to you like a surrender and you may have to pay a 10% IRS penalty.

Important: Our discussion of federal tax laws is based upon our understanding of current interpretations of these laws. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.

IDS Life's tax status: We are taxed as a life insurance company under the Code. For federal income tax purposes, the variable account is considered a part of our company, although its operations are treated separately in accounting and financial statements. Investment income is reinvested in the fund in which the variable account invests and becomes part of the variable account's value. This investment income, including realized capital gains, is not taxed to us, and therefore no charge is made against the variable account for federal income taxes. We reserve the right to make such a charge in the future if there is a change in the tax treatment of variable annuities.

Tax qualification: We intend that the contract qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions of the contract. We reserve the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any amendments.

Voting Rights

You may vote on important fund policies until annuity payouts begin. Once they begin, the person receiving them has voting rights. We will vote fund shares according to the instructions of the person with voting rights.

Before annuity payouts begin, the number of votes is determined by applying the percentage interest in the variable account to the total number of votes allowed to the account.

After annuity payouts begin, the number of votes is equal to:

o  the reserve held in the variable account, divided by

o  the net asset value of one share of the fund.

As we make annuity payouts, the reserve held in the variable account decreases; therefore, the number of votes also will decrease.

We will send notice of meetings, proxy materials and a statement of the number of votes to which the voter is entitled.

We will vote shares for which we have not received instructions in the same proportion as the votes for which we received instructions. We also will vote the shares for which we have voting rights in the same proportion as the votes for which we received instructions.

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25   IDS LIFE VARIABLE ANNUITY FUND A -- PROSPECTUS

About the Service Providers

ISSUER AND PRINCIPAL UNDERWRITER

IDS Life issues and is the principal underwriter for the contract. IDS Life performs all sales and administrative duties. IDS Life is a stock life insurance company organized in 1957 under the laws of the State of Minnesota and is located at 70100 AXP Financial Center, Minneapolis, MN 55474. IDS Life conducts a conventional life insurance business.

IDS Life is a wholly-owned subsidiary of AEFC, which itself is a wholly-owned subsidiary of American Express Company, a financial services company headquartered in New York City. The AEFC family of companies offers not only insurance and annuities, but also mutual funds, investment certificates, and a broad range of financial management services.

LEGAL PROCEEDINGS


[to be inserted]


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26   IDS LIFE VARIABLE ANNUITY FUND A -- PROSPECTUS

Table of Contents of the Statement of
   Additional Information

Calculating Annuity Payouts                                       p.  3

Rating Agencies                                                   p.  4

Principal Underwriter                                             p.  4


Independent Registered Public Accounting Firm                     p.  4

Financial Statements for IDS Life Variable Annuity Fund A         p.

Financial Statements for IDS Life Variable Annuity Fund B         p.

Financial Statements for IDS Life Insurance Company               p.


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27   IDS LIFE VARIABLE ANNUITY FUND A -- PROSPECTUS

IDS Life Insurance Company
70100 AXP Financial Center
Minneapolis, MN 55474


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(logo)
AMERICAN
 EXPRESS
(R)
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                                                                 S-6348 C (4/05)

                       STATEMENT OF ADDITIONAL INFORMATION

                                       FOR


                        IDS LIFE VARIABLE ANNUITY FUND A
                                       AND

                        IDS LIFE VARIABLE ANNUITY FUND B

                                 APRIL 29, 2005

IDS Life Variable Annuity Fund A and IDS Life Variable Annuity Fund B are separate accounts established and maintained by IDS Life Insurance Company (IDS
Life).

This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectuses dated the same date as this SAI, April 29, 2005, which may be obtained from your sales representative, or by writing or calling us at the address and telephone number below.


IDS Life Insurance Company
70100 AXP Financial Center
Minneapolis, MN 55474
(800) 862-7919

Table of Contents

Calculating Annuity Payouts                                          p.  3

Rating Agencies                                                      p.  4

Principal Underwriter                                                p.  4


Independent Registered Public Accounting Firm                        p.  4

Financial Statements for IDS Life Variable Annuity Fund A            p.

Financial Statements for IDS Life Variable Annuity Fund B            p.

Financial Statements for IDS Life Insurance Company                  p.

CORPORATE REORGANIZATION

On Feb. 1, 2005, American Express Company announced plans to pursue a spin-off of 100% of the common stock of American Express Financial Corporation (AEFC). AEFC is the parent company of IDS Life Insurance Company (IDS Life). IDS Life issues the variable annuity contract(s) described in the prospectus.

The spin-off of AEFC, expected to be completed in the third quarter of 2005, is subject to certain regulatory and other approvals, as well as final approval by the board of directors of American Express Company.

Upon completion of the spin-off, AEFC will be a publicly traded company separate from American Express Company. AEFC will continue to own all the outstanding stock of IDS Life and will replace American Express Company as the ultimate control person of IDS Life.


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2   --   IDS LIFE VARIABLE ANNUITY FUND A / IDS LIFE VARIABLE ANNUITY FUND B

Calculating Annuity Payouts

THE VARIABLE ACCOUNT

The separate monthly payouts, added together, make up your total variable annuity payout.

Initial Payout: To compute your first monthly payout, we:

o determine the dollar value of your contract on the valuation date and deduct any applicable premium tax; then

o apply the result to the annuity table contained in the contract, or another table at least as favorable.

The annuity table shows the amount of the first monthly payout for each $1,000 of value which depends on factors built into the table, as described below.

Annuity Units: We then convert the value of your variable account to annuity units. To compute the number of units credited to you, we divide the first monthly payout by the annuity unit value (see below) on the valuation date that falls on (or closest to the valuation date that falls before) the seventh calendar day before the retirement date. The number of units in your variable account is fixed. The value of the units fluctuates with the performance of the underlying fund.

Subsequent Payouts: To compute later payouts, we multiply:

o  the annuity unit value on the valuation date by;

o  the fixed number of annuity units credited to you.

Annuity Unit Values: We originally set this value at $1 for the variable account. To calculate later values we multiply the last annuity value by the product of:

o  the investment factor; and

o  the neutralizing factor.

The purpose of the neutralizing factor is to offset the effect of the assumed rate built into the annuity table. With an assumed investment rate of 5%, the neutralizing factor is 0.999866 for a one day valuation period.

Investment Factor: We determine the investment factor by:

o adding the fund's current net asset value per share plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

o  dividing that sum by the previous adjusted net asset value per share; and

o subtracting the percentage factor representing the mortality and expense risk assurance fee from the result.

Because the net asset value of the fund may fluctuate, the investment factor may be greater or less than one, and the annuity unit value may increase or decrease. You bear this investment risk in a variable account.

THE FIXED ACCOUNT

We guarantee your fixed annuity payout amounts. Once calculated, your payout will remain the same and never change. To calculate your annuity payouts we:

o take the value of your fixed account at the retirement date or the date you selected to begin receiving your annuity payouts; then

o using an annuity table, we apply the value according to the annuity payout plan you select.

The annuity payout table we use will be the one in effect at the time you choose to begin your annuity payouts. The values in the table will be equal to or greater than the table in your contract.

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3   --   IDS LIFE VARIABLE ANNUITY FUND A / IDS LIFE VARIABLE ANNUITY FUND B

Rating Agencies

We receive ratings from independent rating agencies. These agencies evaluate the financial soundness and claims-paying ability of insurance companies based on a number of different factors. The ratings reflect each agency's estimation of our ability to meet our contractual obligations such as making annuity payouts and paying death benefits and other distributions. As such, the ratings relate to our fixed account and not to the variable account. This information generally does not relate to the management or performance of the variable account.


For detailed information on the agency ratings given to IDS Life, refer to the American Express website at www.americanexpress.com/advisors or contact your sales representative. Or view our current ratings by visiting the agency websites directly at:


A.M. Best                                               www.ambest.com
Fitch                                                   www.fitchratings.com
Moody's                                                 www.moodys.com/insurance

A.M. Best -- Rates insurance companies for their financial strength.

Fitch (formerly Duff & Phelps) -- Rates insurance companies for their claims-paying ability.

Moody's -- Rates insurance companies for their financial strength.

Principal Underwriter


IDS Life serves as principal underwriter for the contracts, which it offers on a continuous basis. IDS Life is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. (NASD). Our sales representatives are licensed insurance and annuity agents and are registered with the NASD as our representatives. IDS Life is ultimately controlled by American Express Company. IDS Life currently pays underwriting commissions for its role as principal underwriter. For the past three years, the aggregate dollar amount of underwriting commissions paid in its role as principal underwriter has been: 2004: $_____________; 2003: $39,181,124; and 2002:
$37,418,102. IDS Life retains no underwriting commission from the sale of the contract.

Independent Registered Public Accounting Firm

The financial statements appearing in this SAI have been audited by Ernst & Young LLP, 220 South Sixth Street, Suite 1400, Minneapolis, MN 55402, independent registered public accounting firm, as stated in their reports appearing herein.

[Financial Statements to be inserted here]


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4   --   IDS LIFE VARIABLE ANNUITY FUND A / IDS LIFE VARIABLE ANNUITY FUND B

PART C.

Item 24. Financial Statements and Exhibits

(a)      Financial Statements: To be filed by amendment.

(b)      Exhibits:

1. Resolution of the Executive Committee of the Board of Directors of Investors Syndicate Life Insurance and Annuity Company dated May 10, 1968, filed as Exhibit 1 to Registrant's Registration Statement No. 2-29081 filed on May 16, 1968, and refiled electronically April 27, 1994 as Exhibit 1 with Post-Effective Amendment No. 56, is incorporated herein by reference.

2.       Not Applicable.

3.       Not Applicable.

4. Contracts filed as Exhibit 4 to Registrant's Post-Effective Amendment No. 32 to Registration Statement No. 2-29081 filed on December 10, 1979, are incorporated herein by reference.

5.1 Form of Deferred and Immediate Annuity Application (Form 34530A) filed electronically as Exhibit 5.1 to Registrant's Post-Effective Amendment No. 70 to Registration Statement No. 2-29081, filed on or about
         July 12, 2004, is incorporated herein by reference.

5.2 Form of Deferred and Immediate Annuity Application (Form 34531) filed electronically as Exhibit 5.2 to Registrant's Post-Effective Amendment No. 70 to Registration Statement No. 2-29081, filed on or about
         July 12, 2004, is incorporated herein by reference.

6.1 Copy of Certificate of Incorporation of IDS Life dated July 24, 1957, filed electronically as Exhibit 6.1 to Post-Effective Amendment No. 12 to Registration Statement No. 33-4173 is incorporated herein by reference.

6.2 Copy of Amended and Restated By-Laws of IDS Life Insurance Company filed electronically as Exhibit 6.2 to Post-Effective Amendment No. 33 to Registration Statement No. 2-73114 is incorporated herein by reference.

7.       Not Applicable.

8.       Not Applicable.

9. Opinion of counsel and consent to its use as to the legality of the securities being registered: To be filed by amendment.

10. Consent of Independent Registered Public Accounting Firm: To be filed by amendment.

11.      None.

12.      Not Applicable.

13.1 Power of Attorney to sign Amendments to this Registration Statement, dated April 15, 2004 filed electronically as Exhibit 17(d) to Registrant's Post-Effective Amendment No. 69 to Registration Statement No. 2-29081 filed on or about April 28, 2004, is incorporated herein by reference.

13.2 Power of Attorney to sign Amendments to this Registration Statement, dated July 7, 2004, filed electronically as Exhibit 13.2 to Registrant's Post-Effective Amendment No. 70 to Registration Statement No. 2-29081, filed on or about July 12, 2004, is incorporated herein by reference.

Item 25. Directors and Officers of the Depositor (IDS Life Insurance Company)



Item 25. Directors and Officers of the Depositor (IDS Life Insurance Company)
         --------------------------------------------------------------------

Name                    Principal Business Address*    Position and Offices with Depositor
------------------------------------------------------ ----------------------------------------

Gumer C. Alvero                                        Director and Executive Vice President
                                                       - Annuities

Timothy V. Bechtold                                    Director and President

Arthur H. Berman                                       Director and Executive Vice
                                                       President - Finance

Walter S. Berman                                       Vice President and Treasurer

Mark E. Schwarzmann                                    Director, Chairman of the Board
                                                       and Chief Executive Officer

Lorraine R. Hart                                       Vice President - Investments

Paul R. Johnston                                       Assistant General Counsel and Secretary

Michelle M. Keeley                                     Vice President - Investments

Christopher J. Kopka                                   Money Laundering Prevention Officer

Thomas W. Murphy                                       Vice President - Investments

Roger Natarajan                                        Director

Scott R. Plummer                                       38a-1 Chief Compliance Officer

Teresa J. Rasmussen                                    General Counsel

Heather M. Somers                                      Assistant General Counsel

Bridget Sperl                                          Executive Vice President - Client
                                                       Service

David K. Stewart                                       Vice President and Controller

Beth E. Weimer                                         Chief Compliance Officer

* Unless otherwise noted, the business address is 70100 AXP Financial Center, Minneapolis, MN 55474.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant
Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant (Continued)

The following list includes the names of major subsidiaries of American Express Company.

                                                                                        Jurisdiction of
Name of Subsidiary                                                                      Incorporation

I. Travel Related Services
     American Express Travel Related Services Company, Inc.                             New York

II. International Banking Services

     American Express Bank Ltd.                                                         Connecticut

III. Companies engaged in Financial Services

     Advisory Capital Income                                                            Delaware
     Advisory Capital Partners LLC                                                      Delaware
     Advisory Capital Strategies Group Inc.                                             Minnesota
     Advisory Convertible Arbitage, LLC                                                 Delaware
     Advisory Credit Opportunities GP LLC                                               Delaware
     Advisory European (General Partner) LLC                                            George Town
     Advisory Quantitive Equity (General Partner) LLC                                   Delaware
     Advisory Select LLC                                                                Delaware
     AEXP Affordable Housing LLC                                                        Delaware
     American Centurion Life Assurance Company                                          New York
     American Enterprise Investment Services Inc.                                       Minnesota
     American Enterprise Life Insurance Company                                         Indiana
     American Enterprise REO 1, LLC                                                     Minnesota
     American Express Asset Management (Australia)                                      NSW Australia
     American Express Asset Management Company S.A.                                     Luxembourg
     American Express Asset Management Group Inc.                                       Minnesota
     American Express Asset Management International Inc.                               Delaware
     American Express Asset Management International (Japan) Ltd.                       Japan
     American Express Asset Management Ltd.                                             England
     American Express Certificate Company                                               Delaware
     American Express Client Service Corporation                                        Minnesota
     American Express Corporation                                                       Delaware
     American Express Financial Advisors Inc.                                           Delaware
     American Express Financial Advisors Japan Inc.                                     Delaware
     American Express Financial Corporation                                             Delaware
     American Express Insurance Agency of Alabama Inc.                                  Alabama
     American Express Insurance Agency of Arizona Inc.                                  Arizona
     American Express Insurance Agency of Idaho Inc.                                    Idaho
     American Express Insurance Agency of Maryland Inc.                                 Maryland
     American Express Insurance Agency of Massachusetts Inc.                            Massachusetts
     American Express Insurance Agency of Nevada Inc.                                   Nevada
     American Express Insurance Agency of New Mexico Inc.                               New Mexico
     American Express Insurance Agency of Oklahoma Inc.                                 Oklahoma
     American Express Insurance Agency of Texas Inc.                                    Texas
     American Express Insurance Agency of Wyoming Inc.                                  Wyoming
     American Express International Deposit Corporation                                 Cayman Island
     American Express Property Casualty Insurance Agency of Kentucky Inc.               Kentucky
     American Express Property Casualty Insurance Agency of Maryland Inc.               Maryland
     American Express Property Casualty Insurance Agency of Mississippi Inc.            Mississippi
     American Express Property Casualty Insurance Agency of Pennsylvania Inc.           Pennsylvania
     American Express Property Casualty Insurance Agency                                Wisconsin
     American Express Trust Company                                                     Minnesota
     American Partners Life Insurance Company                                           Arizona
     AMEX Assurance Company                                                             Illinois
     Attica Asset Management Ltd.                                                       United Kingdom
     Boston Equity General Partner LLC                                                  Delaware
     IDS Cable Corporation                                                              Minnesota
     IDS Cable II Corporation                                                           Minnesota
     IDS Capital Holdings Inc.                                                          Minnesota
     IDS Futures Brokerage Group                                                        Minnesota
     IDS Futures Corporation                                                            Minnesota
     IDS Insurance Agency of Utah, Inc.                                                 Utah
     IDS Life Insurance Company                                                         Minnesota
     IDS REO1, LLC                                                                      Minnesota
     IDS REO2, LLC                                                                      Minnesota
     IDS Life Insurance Company of New York                                             New York
     IDS Management Corporation                                                         Minnesota
     IDS Partnership Services Corporation                                               Minnesota
     IDS Property Casualty Insurance Company                                            Wisconsin
     IDS Realty Corporation                                                             Minnesota
     Investors Syndicate Development Corporation - NV                                   Nevada
     Kenwood Capital Management LLC                                                     Delaware
     Northwinds Marketing Group, LLC                                                    Delaware
     Realty Assets, Inc.                                                                Nebraska
     Securities America Financial Corporation                                           Nebraska
     Securities America Inc.                                                            Delaware
     Securities America Advisors, Inc.                                                  Nebraska
     Threadneedle International Limited                                                 England and Wales

Item 27. Number of Contractowners

         On December 31, 2004, there were 0 qualified contracts and 6,740 non-qualified contracts in IDS Life Variable Annuity Fund A.

Item 28. Indemnification

The amended and restated By-Laws of the depositor provide that the depositor will indemnify, to the fullest extent now or hereafter provided for or permitted by law, each person involved in, or made or threatened to be made a party to, any action, suit, claim or proceeding, whether civil or criminal, including any investigative, administrative, legislative, or other proceeding, and including any action by or in the right of the depositor or any other corporation, or any partnership, joint venture, trust, employee benefit plan, or other enterprise (any such entity, other than the depositor, being hereinafter referred to as an "Enterprise"), and including appeals therein (any such action or process being hereinafter referred to as a "Proceeding"), by reason of the fact that such person, such person's testator or intestate (i) is or was a director or officer of the depositor, or (ii) is or was serving, at the request of the depositor, as a director, officer, or in any other capacity, or any other Enterprise, against any and all judgments, amounts paid in settlement, and expenses, including attorney's fees, actually and reasonably incurred as a result of or in connection with any Proceeding, except as provided below.

No indemnification will be made to or on behalf of any such person if a judgment or other final adjudication adverse to such person establishes that such person's acts were committed in bad faith or were the result of active and deliberate dishonesty and were material to the cause of action so adjudicated, or that such person personally gained in fact a financial profit or other advantage to which such person was not legally entitled. In addition, no indemnification will be made with respect to any Proceeding initiated by any such person against the depositor, or a director or officer of the depositor, other than to enforce the terms of this indemnification provision, unless such Proceeding was authorized by the Board of Directors of the depositor. Further, no indemnification will be made with respect to any settlement or compromise of any Proceeding unless and until the depositor has consented to such settlement or compromise.

The depositor may, from time to time, with the approval of the Board of Directors, and to the extent authorized, grant rights to indemnification, and to the advancement of expenses, to any employee or agent of the depositor or to any person serving at the request of the depositor as a director or officer, or in any other capacity, of any other Enterprise, to the fullest extent of the provisions with respect to the indemnification and advancement of expenses of directors and officers of the depositor.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the depositor or the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.       Principal Underwriters

Item 29  Principal Underwriter (IDS Life Insurance Company)

(a) IDS Life is the principal underwriter, depositor or sponsor for IDS Life Variable Annuity Fund A, IDS Life Variable Annuity Fund B, IDS Life Account MGA, IDS Life Account SBS, IDS Life Accounts F, G, H, IZ, JZ, KZ, LZ, MZ, N, PZ, QZ, RZ, SZ and TZ, IDS Life Variable Account 10, IDS Life Variable Life Separate Account and IDS Life Variable Account for Smith Barney.

(b)  As to each director, officer, or partner of the principal underwriter:

     Name and Principal Business Address*  Position and Offices with Underwriter
     ------------------------------------  -------------------------------------
     Gumer C. Alvero                       Director and Executive
                                           Vice President - Annuities

     Timothy V. Bechtold                   Director and President

     Arthur H. Berman                      Director and Executive Vice
                                           President - Finance

     Walter S. Berman                      Vice President and Treasurer

     Lorraine R. Hart                      Vice President - Investments

     Paul R. Johnston                      Assistant General Counsel and
                                           Secretary

     Michelle M. Keeley                    Vice President - Investments

     Christopher J. Kopka                  Money Laundering Prevention Officer

     Thomas W. Murphy                      Vice President - Investments

     Roger Natarajan                       Director

     Scott R. Plummer                      38a-1 Chief Compliance Officer

     Teresa J. Rasmussen                   General Counsel

     Mark E. Schwarzmann                   Director, Chairman of the Board and
                                           Chief Executive Officer

     Heather M. Somers                     Assistant General Counsel

     Bridget Sperl                         Executive Vice President - Client
                                           Service

     David K. Stewart                      Vice President and Controller


     Beth E. Weimer                        Chief Compliance Officer

* Unless otherwise noted, the business address is 70100 AXP Financial Center, Minneapolis, MN 55474.


(c)

                        Net Underwriting
Name of Principal       Discounts and         Compensation on      Brokerage
Underwriter             Commissions           Redemption           Commissions           Compensation
-----------             -----------           ----------           -----------           ------------
IDS Life                $39,181,124           None                 None                  None


Item 30.       Location of Accounts and Records

               IDS Life Insurance Company
               70100 AXP Financial Center
               Minneapolis, MN

Item 31.       Management Services

               Not Applicable.

Item 32.       Undertakings

               (a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

               (b) Registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

               (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to IDS Life Contract Owner Service at the address or phone number listed in the prospectus.

               (d) The sponsoring insurance company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, IDS Life Insurance Company, on behalf of the Registrant, has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, in the City of Minneapolis, and State of Minnesota on the 25th day of February, 2005.


                                 IDS Life Variable Annuity Fund A
                                 ---------------------------------
                                           (Registrant)

                                 By: IDS Life Insurance Company
                                     ---------------------------
                                           (Depositor)



                                 By: /s/  Timothy V. Bechtold*
                                     -----------------------
                                          Timothy V. Bechtold
                                          President

As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities indicated on the 25th day of February, 2005.


Signature                                     Title

/s/  Gumer C. Alvero*                         Director and Executive Vice
------------------------------------          President - Annuities
     Gumer C. Alvero

/s/  Timothy V. Bechtold*                     Director and President
------------------------------------
     Timothy V. Bechtold

/s/  Arthur H. Berman*                        Director and Executive
------------------------------------          Vice President - Finance
     Arthur H. Berman                         (Principal Financial Officer)

/s/  Roger Natarajan*                         Director
------------------------------------
     Roger Natarajan

/s/  Mark E. Schwarzmann*                     Chairman of the Board of Directors
------------------------------------          and Chief Executive Officer
     Mark E. Schwarzmann                      (Chief Executive Officer)

/s/  David K. Stewart**                       Vice President and Controller
------------------------------------          (Principal Accounting Officer)
     David K. Stewart

 * Signed pursuant to IDS Life Insurance Company Power of Attorney, dated April 15, 2004, filed electronically as Exhibit 17(d) to Post-Effective Amendment No. 69, by:

** Signed pursuant to IDS Life Insurance Company Power of Attorney, dated July 7, 2004, filed electronically as Exhibit 13.2 to Post-Effective Amendment No. 70, by:




/s/ Eric L. Marhoun
--------------------------------
    Eric L. Marhoun

                                CONTENTS OF THIS
                         POST-EFFECTIVE AMENDMENT NO. 72
                      TO REGISTRATION STATEMENT NO. 2-29081

This Post-Effective Amendment comprises the following papers and documents:

The Cover Page.

Part A.

         The prospectus.

Part B.

         Statement of Additional Information.

Part C.

         Other Information.

         Signatures.